Shares in subsidiaries (Details) - SEK (kr) kr in Thousands	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2018
Shares in subsidiaries
Share capital	kr 3,990,000	kr 3,990,000
Number of shares	3,990,000
SEKETT AB
Shares in subsidiaries
Share capital			kr 50
Book value	kr 0	kr 0
Number of shares	50	50